Related Party Transactions (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Due from related parties:
Total	$ 230,540	$ 131,321
Due to related parties
Total		208,342
Non-controlling interest shareholder of Judge China [Member]
Due from related parties:
Total	212,736	131,321
Mr. Raymond Ming Hui Lin, CEO of the Company [Member]
Due from related parties:
Total	17,804
Non-controlling shareholder of JQ [Member]
Due to related parties
Total		45,615
Mr. Raymond Ming Hui Lin, CEO of the Company One [Member]
Due to related parties
Total		$ 162,727